INVENTORIES, NET	3 Months Ended
Dec. 31, 2013
INVENTORIES, NET
4.	INVENTORIES, NET

Inventories consisted of the following:

	As of September 30, 2013	As of December 31, 2013
	US$	US$
Books and other goods	708	604
Paper and other raw materials	102	129
Less: inventory provisions for slow-moving and obsolescence	(112)	(114)

	698	619